Schedule of Investments (unaudited)
July 31, 2022
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Auto Components — 1.0%
Lear Corp.	318	$ 48,063
Automobiles — 2.0%
General Motors Co.(a)	2,687	97,431
Banks — 10.2%
Bank of America Corp.	1,820	61,534
Citigroup, Inc.	2,402	124,664
Comerica, Inc.	1,329	103,356
JPMorgan Chase & Co.	639	73,715
Wells Fargo & Co.	2,976	130,557
		493,826
Beverages — 2.3%
PepsiCo, Inc.	648	113,374
Capital Markets — 4.2%
Charles Schwab Corp.	999	68,981
Invesco Ltd.	3,527	62,569
Morgan Stanley	820	69,126
		200,676
Chemicals — 2.7%
Axalta Coating Systems Ltd.(a)	2,380	60,023
PPG Industries, Inc.	537	69,429
		129,452
Communications Equipment — 3.1%
Cisco Systems, Inc.	3,338	151,445
Containers & Packaging — 1.5%
Sealed Air Corp.	1,202	73,466
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	2,394	110,579
Electronic Equipment, Instruments & Components — 0.7%
Zebra Technologies Corp., Class A(a)	90	32,192
Equity Real Estate Investment Trusts (REITs) — 0.9%
SL Green Realty Corp.	844	41,905
Food Products — 1.0%
Lamb Weston Holdings, Inc.	597	47,557
Health Care Equipment & Supplies — 3.5%
Alcon, Inc.	975	76,737
DENTSPLY SIRONA, Inc.	2,588	93,582
		170,319
Health Care Providers & Services — 10.1%
AmerisourceBergen Corp.	288	42,028
Cigna Corp.	474	130,521
Elevance Health, Inc.	163	77,767
Humana, Inc.	170	81,940
Laboratory Corp. of America Holdings	590	154,692
		486,948
Household Durables — 3.4%
Newell Brands, Inc.	3,673	74,231
Panasonic Holdings Corp.	10,900	89,992
		164,223
Household Products — 1.5%
Reckitt Benckiser Group PLC	905	73,409
Insurance — 7.6%
American International Group, Inc.	2,088	108,096
Fidelity National Financial, Inc.	918	36,683
First American Financial Corp.	766	44,428
Security	Shares	Value
Insurance (continued)
Prudential PLC	3,820	$ 47,117
Willis Towers Watson PLC	624	129,131
		365,455
IT Services — 7.7%
Cognizant Technology Solutions Corp., Class A	1,645	111,794
Fidelity National Information Services, Inc.	1,153	117,791
SS&C Technologies Holdings, Inc.	1,619	95,796
Visa, Inc., Class A	226	47,937
		373,318
Machinery — 2.5%
Komatsu Ltd.	5,300	122,527
Metals & Mining — 1.9%
Newmont Corp.	1,066	48,269
Steel Dynamics, Inc.	549	42,756
		91,025
Multiline Retail — 1.5%
Dollar General Corp.	294	73,038
Multi-Utilities — 4.2%
Public Service Enterprise Group, Inc.	1,420	93,251
Sempra Energy	673	111,584
		204,835
Oil, Gas & Consumable Fuels — 7.7%
ConocoPhillips	713	69,467
EQT Corp.	2,190	96,426
Hess Corp.	949	106,734
Woodside Energy Group Ltd.	4,438	100,212
		372,839
Pharmaceuticals — 6.0%
AstraZeneca PLC	1,152	151,536
Sanofi	1,416	140,713
		292,249
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(a)	310	26,542
Road & Rail — 2.2%
Norfolk Southern Corp.	417	104,738
Software — 2.0%
Microsoft Corp.	338	94,890
Technology Hardware, Storage & Peripherals — 1.1%
Western Digital Corp.(a)	1,113	54,648
Textiles, Apparel & Luxury Goods — 2.2%
Ralph Lauren Corp.	1,093	107,803
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc., Class B	1,512	69,510
Total Long-Term Investments — 99.0% (Cost: $5,063,261)		4,788,282

Schedule of Investments (unaudited)  (continued)
July 31, 2022
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(b)(c)
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%	34,250	$ 34,250
Total Short-Term Securities — 0.7% (Cost: $34,250)		34,250
Total Investments — 99.7% (Cost: $5,097,511)		4,822,532
Other Assets Less Liabilities — 0.3%		16,500
Net Assets — 100.0%		$ 4,839,032
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 101,438	$ —	$ (67,188)(a)	$ —	$ —	$ 34,250	34,250	$ 128	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	—(a)	—	—	—	—	6(c)	—
				$ —	$ —	$ 34,250		$ 134	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
July 31, 2022
BlackRock Sustainable U.S. Value Equity Fund
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Auto Components	$ 48,063	$ —	$ —	$ 48,063
Automobiles	97,431	—	—	97,431
Banks	493,826	—	—	493,826
Beverages	113,374	—	—	113,374
Capital Markets	200,676	—	—	200,676
Chemicals	129,452	—	—	129,452
Communications Equipment	151,445	—	—	151,445
Containers & Packaging	73,466	—	—	73,466
Diversified Telecommunication Services	110,579	—	—	110,579
Electronic Equipment, Instruments & Components	32,192	—	—	32,192
Equity Real Estate Investment Trusts (REITs)	41,905	—	—	41,905
Food Products	47,557	—	—	47,557
Health Care Equipment & Supplies	93,582	76,737	—	170,319
Health Care Providers & Services	486,948	—	—	486,948
Household Durables	74,231	89,992	—	164,223
Household Products	—	73,409	—	73,409
Insurance	318,338	47,117	—	365,455
IT Services	373,318	—	—	373,318
Machinery	—	122,527	—	122,527
Metals & Mining	91,025	—	—	91,025
Multiline Retail	73,038	—	—	73,038
Multi-Utilities	204,835	—	—	204,835
Oil, Gas & Consumable Fuels	272,627	100,212	—	372,839
Pharmaceuticals	—	292,249	—	292,249
Real Estate Management & Development	26,542	—	—	26,542
Road & Rail	104,738	—	—	104,738
Software	94,890	—	—	94,890
Technology Hardware, Storage & Peripherals	54,648	—	—	54,648
Textiles, Apparel & Luxury Goods	107,803	—	—	107,803
Wireless Telecommunication Services	69,510	—	—	69,510
Short-Term Securities
Money Market Funds	34,250	—	—	34,250
	$ 4,020,289	$ 802,243	$ —	$ 4,822,532
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